RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Summary Of Lease liabilities (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Presentation of leases for lessee [abstract]
Balance at January 1, 2021	$ 917
Additions	614
Repayments	(178)
Interest expense	53
Balance at September 30, 2021	$ 1,406